BOARD OF DIRECTORS - Schedule of Board annual compensation (Details)			12 Months Ended
	Sep. 25, 2023 EUR (€)	Sep. 25, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)
Director Renumeration [Line Items]
Base salary	€ 65,000	$ 70,135
Share valuation, volume weighted average price, term			20 days	20 days
Chair of the Board of Directors
Director Renumeration [Line Items]
Base salary			€ 90,000	$ 97,110
Share-based compensation			40,000	43,160
Non-Executive Director
Director Renumeration [Line Items]
Base salary			45,000	48,555
Share-based compensation			30,000	32,370
Chair Audit Committee
Director Renumeration [Line Items]
Base salary			9,000	9,711
Member Audit Committee
Director Renumeration [Line Items]
Base salary			3,000	3,237
Chair Remuneration Committee
Director Renumeration [Line Items]
Base salary			6,000	6,474
Member Remuneration Committee
Director Renumeration [Line Items]
Base salary			3,000	3,237
Chair of the Transaction Committee
Director Renumeration [Line Items]
Base salary			6,000	6,474
Member of the Transaction Committee
Director Renumeration [Line Items]
Base salary			3,000	3,237
Chair Governance Committee
Director Renumeration [Line Items]
Base salary			6,000	6,474
Member Governance Committee
Director Renumeration [Line Items]
Base salary			€ 3,000	$ 3,237